Property, plant and equipment (Regulated and Non-regulated Assets) (Narrative) (Details) - Pipleline lateral - SeaCoast Gas Transmission, LLC - General plant and other $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) mi	Dec. 31, 2021 USD ($)
Jointly Owned Pipleline lateral
Jointly Owned Utility Plant, Proportionate Ownership Share	50.00%	50.00%
Length of pipeline, in miles | mi	26
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	$ 27	$ 27
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	$ 1	$ 1